Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of warrant activity

	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding on December 31, 2020	90,000	$2.50	4.84	$–
Granted	144,000	2.50	4.78	–
Exercised	–	–	–	–
Outstanding on June 30, 2021	234,000	$2.50	4.59	$–